Significant Contingent Liabilities and Unrecognized Contract Commitments	6 Months Ended
Jun. 30, 2024
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments

31. Significant contingent liabilities and unrecognized contract commitments

a)	There’re no significant contingent liabilities incurred after the reporting period.

b)	The significant unrecognized contract commitments are listed below:

iv)	As of June 30, 2024 and December 31, 2023, the guaranteed notes secured for service project or warranty of NSGUARD Technology Inc. amounted to $55,359 and $58,702, respectively.

v)	As of June 30, 2024, the banker’s letter of guarantee issued by the bank at the request of the Company amounted to $28,755,891.

vi)	As of June 30, 2024 and December 31, 2023, the banker’s letter of guarantee issued by the bank at the request of Gorilla Technology Inc. amounted to $2,242,002 and $2,236,725, respectively.

vii)	As of June 30, 2024 and December 31, 2023, the banker’s letter of guarantee issued by the bank at the request of NSGUARD Technology Inc. amounted to $381,297 and $1,069,169, respectively.

viii)	As of December 31, 2023, there was a promissory note of $3,000,000 outstanding under the shareholder loan agreement with Asteria Corporation. The note and accrued interest repaid in April 2024.

Significant events after the reporting period

None.